			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Hackett Investment Advisors, Inc.
Address:  7373 N Scottsdale Road, Suite A-199
          Scottsdale, AZ  85253

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R Hackett
Title: President
Phone: 480-483-9413

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: 109075



List of Other Included Managers:  NONE
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     2929   104450 SH       SOLE                   103900               550
Allied Capital Corp            COM              01903Q108     4209   139335 SH       SOLE                   129855              9480
                                                                30     1000 SH       DEFINED                                    1000
Ameren Corp.                   COM              023608102     2608    49410 SH       SOLE                    45960              3450
American Soil Tech Inc.        COM              02968p100        9    37000 SH       SOLE                                      37000
Amgen Incorporated             COM              031162100     2814    39335 SH       SOLE                    36125              3210
                                                                72     1000 SH       DEFINED                                    1000
Bank Of America Corp           COM              060505104      253     4726 SH       SOLE                     4006               720
Becton Dickinson & Co.         COM              075887109      565     8000 SH       SOLE                     7550               450
CDW Corp                       COM              12512n105     2443    39600 SH       SOLE                    39325               275
Cardiogenesis Corp             COM              14159w109       22    52389 SH       SOLE                    52389
Caspian Energy Inc.            COM              147664106       13    10000 SH       SOLE                    10000
Chevron Corp                   COM              166764100     4045    62364 SH       SOLE                    57560              4804
                                                                65     1000 SH       DEFINED                                    1000
Cisco Systems Inc              COM              17275r102     3096   134733 SH       SOLE                   132683              2050
Citigroup Inc.                 COM              172967101     4057    81686 SH       SOLE                    77390              4296
ConocoPhillips                 COM              20825c104     2232    37495 SH       SOLE                    35360              2135
E M C Corp Mass                COM              268648102     2384   199025 SH       SOLE                   192825              6200
Eaton Vance Tax MGD            COM              27828x100     1929    95750 SH       SOLE                    95250               500
Eaton Vance Tax Mgd Glbl       COM              27829c105     1795    92050 SH       SOLE                    90750              1300
                                                                10      500 SH       DEFINED                                     500
Enbridge Energy Partners LP    COM              29250r106      550    11825 SH       SOLE                    11825
Endologix Inc                  COM              29266s106     2221   553775 SH       SOLE                   553775
Exxon Mobil                    COM              30231g102     1982    29541 SH       SOLE                    22676              6865
Franklin Street Ppty           COM              35471r106     4945   249010 SH       SOLE                   238550             10460
                                                                40     2000 SH       DEFINED                                    2000
General Elec Co                COM              369604103     5668   160577 SH       SOLE                   149310             11267
                                                               141     4000 SH       DEFINED                                    4000
Gentex Corp                    COM              371901109     2473   174030 SH       SOLE                   170870              3160
Home Depot Inc                 COM              437076102     2785    76779 SH       SOLE                    73829              2950
IShares Trusts DJ Select Divid COM              464287168      648     9750 SH       SOLE                     5732              4018
Ingersoll Rand Co Cl A         COM              G4776g101     3319    87400 SH       SOLE                    85435              1965
                                                                76     2000 SH       DEFINED                                    2000
Intel Corp                     COM              458140100     1753    85208 SH       SOLE                    65313             19895
Intl Speedway Cl A             COM              460335201     1984    39800 SH       SOLE                    37825              1975
Ishares Tr DJ US Basic Materia COM              464287838      293     5497 SH       SOLE                     3469              2028
Johnson & Johnson              COM              478160104     4847    74642 SH       SOLE                    70102              4540
                                                                65     1000 SH       DEFINED                                    1000
Kinetic Concepts Inc.          COM              49460w208      674    21435 SH       SOLE                    20685               750
L-3 Communications Hldgs       COM              502424104      247     3150 SH       SOLE                     1650              1500
Liberty Property Trust Reit    COM              531172104     1726    36125 SH       SOLE                    34925              1200
                                                                48     1000 SH       DEFINED                                    1000
Light Management Group Com New COM              53222e209        0    13525 SH       SOLE                                      13525
Lyondell Petrochemical Co.     COM              552078107     2335    92020 SH       SOLE                    92020
Medcath                        COM              58404w109     1697    56382 SH       SOLE                    56382
Medtronic Inc.                 COM              585055106     2123    45708 SH       SOLE                    45208               500
                                                                46     1000 SH       DEFINED                                    1000
Microsoft Corp                 COM              594918104     2542    92926 SH       SOLE                    91626              1300
                                                                55     2000 SH       DEFINED                                    2000
North Fork Bancorp Inc         COM              659424105      771    26935 SH       SOLE                    26200               735
One Source Technologies        COM              68272m109        0    28500 SH       SOLE                    28500
Pepsico Inc                    COM              713448108      708    10842 SH       SOLE                     1212              9630
                                                                65     1000 SH       DEFINED                                    1000
Pfizer                         COM              717081103     4890   172414 SH       SOLE                   167839              4575
                                                                57     2000 SH       DEFINED                                    2000
Procter & Gamble Co            COM              742718109      251     4056 SH       SOLE                     2966              1090
St Paul Companies Inc          COM              792860108     4223    90055 SH       SOLE                    88205              1850
Thornburg Mortgage Inc         COM              885218107      208     8180 SH       SOLE                     5465              2715
                                                                25     1000 SH       DEFINED                                    1000
Valero LP                      COM              91913w104     1072    21430 SH       SOLE                    19896              1534
Verizon Communications         COM              92343v104     1955    52645 SH       SOLE                    48425              4220
                                                                37     1000 SH       DEFINED                                    1000
Wal Mart Stores Inc            COM              931142103      381     7735 SH       SOLE                     4535              3200
                                                                49     1000 SH       DEFINED                                    1000
Washington Mutual Inc          COM              939322103     2073    47695 SH       SOLE                    45125              2570
Westamerica Bancorp            COM              957090103     3172    62795 SH       SOLE                    59195              3600
Wyeth                          COM              983024100      316     6225 SH       SOLE                     5225              1000
Zebra Technologies Cp          COM              989207105     2766    77405 SH       SOLE                    76955               450
Power Medical Interventions, I                  power           50    45687 SH       SOLE                    45687
Utd Sts Steel LLC                               91263p204     1079    40700 SH       SOLE                    40200               500
Crescent Real Conv A Pfd                        225756204     4062   185325 SH       SOLE                   182625              2700